Capital Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.7%)
Communication Services (5.4%)
	Alphabet Inc. Class A	287,000	47,599
	Alphabet Inc. Class C	167,400	27,988
*	Baidu Inc. ADR	177,200	18,657
	Walt Disney Co.	111,300	10,706
	Meta Platforms Inc. Class A	6,100	3,492
*	Charter Communications Inc. Class A	5,400	1,750
			110,192
Consumer Discretionary (10.1%)
*	Tesla Inc.	147,400	38,564
	Alibaba Group Holding Ltd. ADR	301,800	32,027
[1]	Sony Group Corp. ADR	322,400	31,134
	Ross Stores Inc.	182,800	27,513
	TJX Cos. Inc.	192,500	22,627
*	Amazon.com Inc.	82,800	15,428
*	Mattel Inc.	615,200	11,720
	Royal Caribbean Cruises Ltd.	47,800	8,478
	Whirlpool Corp.	70,900	7,586
	Bath & Body Works Inc.	91,100	2,908
*	Flutter Entertainment plc	11,100	2,610
	eBay Inc.	35,400	2,305
	Restaurant Brands International Inc.	20,000	1,442
			204,342
Consumer Staples (0.5%)
	Sysco Corp.	89,100	6,955
*	Dollar Tree Inc.	34,100	2,398
			9,353
Energy (2.0%)
	Hess Corp.	124,400	16,893
	Exxon Mobil Corp.	124,998	14,652
	ConocoPhillips	42,000	4,422
	EOG Resources Inc.	32,700	4,020
*	Transocean Ltd. (XNYS)	278,100	1,182
			41,169
Financials (6.5%)
	Wells Fargo & Co.	568,100	32,092
	JPMorgan Chase & Co.	86,100	18,155
	Marsh & McLennan Cos. Inc.	73,900	16,486
	Visa Inc. Class A	59,000	16,222
	Raymond James Financial Inc.	96,350	11,799
	Bank of America Corp.	212,200	8,420
*	PayPal Holdings Inc.	77,100	6,016
	Progressive Corp.	21,100	5,354
	Fidelity National Information Services Inc.	49,000	4,104
	Northern Trust Corp.	44,400	3,997
	Charles Schwab Corp.	44,200	2,865
	Mastercard Inc. Class A	4,700	2,321
	Citigroup Inc.	31,700	1,985
	CME Group Inc.	8,500	1,876
			131,692
Health Care (29.7%)
	Eli Lilly & Co.	275,471	244,051
	Amgen Inc.	230,771	74,357
*	Boston Scientific Corp.	640,902	53,708
	AstraZeneca plc ADR	639,600	49,831
*	Biogen Inc.	231,050	44,787
	Thermo Fisher Scientific Inc.	41,400	25,609
	Novartis AG ADR	201,150	23,136
	Bristol-Myers Squibb Co.	320,900	16,603

Capital Growth Portfolio
		Shares	Market Value ($000)
*	BioMarin Pharmaceutical Inc.	166,900	11,731
	GSK plc ADR	260,300	10,641
	Roche Holding AG	29,791	9,534
*	BeiGene Ltd. ADR	34,000	7,633
*	Elanco Animal Health Inc. (XNYS)	472,616	6,943
	Zimmer Biomet Holdings Inc.	45,500	4,912
	CVS Health Corp.	62,400	3,924
	Stryker Corp.	8,400	3,034
	Agilent Technologies Inc.	20,000	2,970
	Medtronic plc	31,300	2,818
*	IQVIA Holdings Inc.	10,200	2,417
	Abbott Laboratories	21,000	2,394
			601,033
Industrials (11.8%)
	FedEx Corp.	220,300	60,292
	Siemens AG (Registered)	190,334	38,506
	Southwest Airlines Co.	646,650	19,160
*	United Airlines Holdings Inc.	309,900	17,683
	Airbus SE	92,654	13,560
	Caterpillar Inc.	34,200	13,376
	Delta Air Lines Inc.	254,800	12,941
	TransDigm Group Inc.	7,450	10,632
	Union Pacific Corp.	41,900	10,328
	Textron Inc.	77,100	6,830
	United Parcel Service Inc. Class B (XNYS)	45,650	6,224
*	American Airlines Group Inc.	535,000	6,013
	Carrier Global Corp.	73,800	5,940
*	Alaska Air Group Inc.	108,100	4,887
	General Dynamics Corp.	10,700	3,234
	CSX Corp.	77,700	2,683
	Otis Worldwide Corp.	21,250	2,209
	JB Hunt Transport Services Inc.	12,100	2,085
	Norfolk Southern Corp.	7,500	1,864
			238,447
Information Technology (27.6%)
	Microsoft Corp.	155,200	66,783
	KLA Corp.	84,700	65,592
	Micron Technology Inc.	597,500	61,967
	Texas Instruments Inc.	271,800	56,146
*	Adobe Inc.	107,000	55,402
	NVIDIA Corp.	371,100	45,066
	Oracle Corp.	219,200	37,352
	Intel Corp.	1,153,200	27,054
	NetApp Inc.	207,800	25,665
	Intuit Inc.	32,300	20,058
	Analog Devices Inc.	65,600	15,099
	HP Inc.	362,350	12,997
	QUALCOMM Inc.	70,700	12,023
	Apple Inc.	46,500	10,834
	Hewlett Packard Enterprise Co.	466,950	9,554
	Telefonaktiebolaget LM Ericsson ADR	1,085,700	8,230
	Applied Materials Inc.	31,800	6,425
	Cisco Systems Inc.	117,600	6,259
	Entegris Inc.	51,300	5,773
	Corning Inc.	96,250	4,346
*	Palo Alto Networks Inc.	7,800	2,666
	Teradyne Inc.	18,500	2,478
*	Autodesk Inc.	5,900	1,625
			559,394
Materials (1.1%)
	Glencore plc	1,022,712	5,857
	Albemarle Corp.	49,200	4,660
	DuPont de Nemours Inc.	38,566	3,436
	Freeport-McMoRan Inc.	65,500	3,270
	Linde plc	6,300	3,004
	Corteva Inc.	30,700	1,805

Capital Growth Portfolio
		Shares	Market Value ($000)
	Dow Inc.	18,066	987
			23,019
Total Common Stocks (Cost $956,014)			1,918,641
Temporary Cash Investments (5.6%)
Money Market Fund (5.6%)
[2,3]	Vanguard Market Liquidity Fund, 5.014% (Cost $114,242)	1,142,496	114,249
Total Investments (100.3%) (Cost $1,070,256)			2,032,890
Other Assets and Liabilities—Net (-0.3%)			(5,520)
Net Assets (100%)			2,027,370
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,852,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,999,000 was received for securities on loan, of which $5,354,000 is held in Vanguard Market Liquidity Fund and $645,000 is held in cash.
ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,848,574	70,067	—	1,918,641
Temporary Cash Investments	114,249	—	—	114,249
Total	1,962,823	70,067	—	2,032,890